UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

FORM N-Q

JULY 31, 2018

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	July 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.5%
Bridgestone Corp.	6,000	$235,782

Automobiles - 9.3%
Bayerische Motoren Werke AG	12,784	1,236,125
Daimler AG, Registered Shares	16,352	1,131,014
Nissan Motor Co., Ltd.	131,600	1,242,264
Toyota Motor Corp.	20,200	1,319,689

Total Automobiles		4,929,092

Household Durables - 2.3%
Barratt Developments PLC	73,468	514,935
Persimmon PLC	20,983	683,570

Total Household Durables		1,198,505

Media - 1.4%
Eutelsat Communications SA	13,400	287,060
Lagardere SCA	9,560	279,362
RTL Group SA	2,676	199,484

Total Media		765,906

Multiline Retail - 0.2%
Harvey Norman Holdings Ltd.	38,384	101,237

Specialty Retail - 0.4%
Aoyama Trading Co., Ltd.	2,700	89,223
Automotive Holdings Group Ltd.	13,543	27,469
Giordano International Ltd.	94,000	53,293
Matas A/S	2,525	20,287
Mobilezone Holding AG, Registered Shares	2,796	29,142

Total Specialty Retail		219,414

Textiles, Apparel & Luxury Goods - 0.2%
Li & Fung Ltd.	320,000	108,446

TOTAL CONSUMER DISCRETIONARY		7,558,382

CONSUMER STAPLES - 4.9%
Food & Staples Retailing - 0.3%
Axfood AB	6,807	137,914

Tobacco - 4.6%
British American Tobacco PLC	20,367	1,123,034
Japan Tobacco Inc.	47,500	1,349,193

Total Tobacco		2,472,227

TOTAL CONSUMER STAPLES		2,610,141

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
ENERGY - 4.8%
Energy Equipment & Services - 0.1%
Ocean Yield ASA	6,637	$54,436

Oil, Gas & Consumable Fuels - 4.7%
Enagas SA	36,770	1,028,483
Gaztransport Et Technigaz SA	1,081	70,851
Paz Oil Co. Ltd.	249	35,524
TOTAL SA	20,682	1,350,940

Total Oil, Gas & Consumable Fuels		2,485,798

TOTAL ENERGY		2,540,234

FINANCIALS - 20.1%
Banks - 11.9%
Canadian Imperial Bank of Commerce	14,855	1,355,718
Commonwealth Bank of Australia	24,724	1,373,790
National Australia Bank Ltd.	61,763	1,299,970
Nordea Bank AB	102,677	1,092,051
Swedbank AB, Class A Shares	51,164	1,211,464

Total Banks		6,332,993

Capital Markets - 0.5%
IGM Financial Inc.	4,063	121,967
Jupiter Fund Management PLC	23,463	134,887

Total Capital Markets		256,854

Insurance - 7.7%
Baloise Holding AG, Registered Shares	2,291	357,943
Legal & General Group PLC	238,833	823,508
Poste Italiane SpA	75,784	705,928
Power Financial Corp.	8,433	197,722
Sampo Oyj, Class A Shares	19,688	1,000,538
Zurich Insurance Group AG	3,178	977,970

Total Insurance		4,063,609

TOTAL FINANCIALS		10,653,456

HEALTH CARE - 5.9%
Pharmaceuticals - 5.9%
Novartis AG, Registered Shares	15,997	1,344,837
Roche Holding AG	5,111	1,254,586
Sanofi	6,016	523,176

TOTAL HEALTH CARE		3,122,599

INDUSTRIALS - 6.2%
Aerospace & Defense - 0.4%
Singapore Technologies Engineering Ltd.	78,000	195,953

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Air Freight & Logistics - 0.1%
Oesterreichische Post AG	1,079	$51,150

Airlines - 1.8%
Air New Zealand, Ltd.	20,357	45,025
Japan Airlines Co., Ltd.	24,700	910,773

Total Airlines		955,798

Construction & Engineering - 0.7%
Skanska AB, Class B Shares	20,175	379,961

Industrial Conglomerates - 0.1%
NWS Holdings Ltd.	30,000	54,198

Marine - 1.1%
Kuehne + Nagel International AG, Registered Shares	3,689	589,964

Road & Rail - 0.5%
ComfortDelGro Corp., Ltd.	160,500	277,060

Trading Companies & Distributors - 1.5%
Marubeni Corp.	106,000	806,554

TOTAL INDUSTRIALS		3,310,638

INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
VTech Holdings Ltd.	4,800	53,693

IT Services - 0.1%
Tieto OYJ	1,633	50,870

Technology Hardware, Storage & Peripherals - 0.1%
Neopost SA	2,125	54,916

TOTAL INFORMATION TECHNOLOGY		159,479

MATERIALS - 1.6%
Construction Materials - 0.2%
CSR Ltd.	29,264	92,184

Paper & Forest Products - 1.4%
Navigator Co. SA	7,451	42,553
UPM-Kymmene OYJ	20,799	738,392

Total Paper & Forest Products		780,945

TOTAL MATERIALS		873,129

REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 5.6%
Artis Real Estate Investment Trust	4,061	39,304
Ascendas Real Estate Investment Trust	146,500	295,938
Befimmo SA	554	33,298
CapitaLand Commercial Trust	190,820	245,297
CapitaLand Mall Trust	223,400	354,460
Charter Hall Retail REIT	17,089	52,435

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Cromwell Property Group	55,624	$45,872
Daiwa House REIT Investment Corp.	36	88,861
Dream Global Real Estate Investment Trust	5,814	62,259
Frasers Commercial Trust	31,800	33,170
Frontier Real Estate Investment Corp.	17	68,417
H&R Real Estate Investment Trust	9,641	149,560
Hankyu Reit Inc.	35	42,570
Heiwa Real Estate REIT Inc.	28	27,020
Invesco Office J-Reit Inc.	304	42,549
Japan Excellent Inc.	37	47,551
Japan Logistics Fund Inc.	46	88,861
Japan Rental Housing Investments Inc.	47	38,251
Kenedix Retail REIT Corp.	29	63,309
Keppel DC REIT	40,448	41,893
Keppel REIT	84,600	72,709
Mapletree Commercial Trust	92,100	109,599
Mapletree Industrial Trust	81,000	118,999
Mapletree Logistics Trust	150,300	139,110
Mapletree North Asia Commercial Trust	60,400	51,023
Mercialys SA	1,865	33,410
Mori Hills REIT Investment Corp., Class C Shares	57	70,399
NIPPON REIT Investment Corp.	14	43,384
NorthWest Healthcare Properties Real Estate Investment Trust	4,299	36,881
RioCan Real Estate Investment Trust	12,670	241,741
SmartCentres Real Estate Investment Trust	3,886	90,634
Suntec Real Estate Investment Trust	80,800	109,209

Total Equity Real Estate Investment Trusts (REITs)		2,977,973

Real Estate Management & Development - 0.5%
Swiss Prime Site AG, Registered Shares	2,685	246,359	*

TOTAL REAL ESTATE		3,224,332

TELECOMMUNICATION SERVICES - 17.1%
Diversified Telecommunication Services - 13.9%
BCE Inc.	26,541	1,127,867
Bezeq The Israeli Telecommunication Corp., Ltd.	133,775	141,673
BT Group PLC	434,172	1,330,645
Deutsche Telekom AG, Registered Shares	23,621	390,838	*
Elisa OYJ	6,986	303,643
HKT Trust & HKT Ltd.	144,000	192,268
Proximus SADP	12,196	298,490
Singapore Telecommunications Ltd.	411,100	969,355

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY		SHARES	VALUE
Diversified Telecommunication Services - (continued)
Swisscom AG, Registered Shares		2,869	$1,348,226
Telstra Corp., Ltd.		312,787	659,971
TELUS Corp.		16,222	592,963

Total Diversified Telecommunication Services			7,355,939

Wireless Telecommunication Services - 3.2%
Freenet AG		11,176	320,180
NTT DOCOMO Inc.		54,600	1,402,905

Total Wireless Telecommunication Services			1,723,085

TOTAL TELECOMMUNICATION SERVICES			9,079,024

UTILITIES - 16.8%
Electric Utilities - 10.8%
CLP Holdings Ltd.		34,000	388,340
EDP - Energias de Portugal SA		101,747	415,112
Endesa SA		47,292	1,093,847
Iberdrola SA		171,097	1,330,474
Red Electrica Corp. SA		39,446	836,725
SSE PLC		63,591	1,043,324
Terna Rete Elettrica Nazionale SpA		112,995	632,903

Total Electric Utilities			5,740,725

Gas Utilities - 1.6%
Naturgy Energy Group SA		31,600	856,531

Multi-Utilities - 2.4%
Keppel Infrastructure Trust		87,400	33,385
National Grid PLC		110,892	1,183,762
REN - Redes Energeticas Nacionais SGPS SA		21,136	61,936

Total Multi-Utilities			1,279,083

Water Utilities - 2.0%
Pennon Group PLC		26,743	263,751
Severn Trent PLC		12,992	329,882
United Utilities Group PLC		46,080	434,986

Total Water Utilities			1,028,619

TOTAL UTILITIES			8,904,958

TOTAL COMMON STOCKS (Cost - $53,116,153)			52,036,372

	RATE
PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG (Cost - $109,252)	—	1,305	108,040

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $53,225,405)			52,144,412

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.7%
Invesco Treasury Portfolio, Institutional Class (Cost - $354,725)	1.790%	354,725	$354,725

TOTAL INVESTMENTS - 99.0% (Cost - $53,580,130)			52,499,137
Other Assets in Excess of Liabilities - 1.0%			555,236

TOTAL NET ASSETS - 100.0%			$53,054,373

*	Non-income producing security.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

At July 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index Futures	4	9/18	$396,461	$400,860	$4,399

At July 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,545,128	AUD	4,800,399	Bank of New York	8/7/18	$(21,465)
USD	3,909,374	CAD	5,131,597	Bank of New York	8/7/18	(35,953)
USD	5,854,640	CHF	5,794,600	Bank of New York	8/7/18	(1,242)
USD	15,149,411	EUR	12,919,824	Bank of New York	8/7/18	33,298
USD	8,064,410	GBP	6,090,700	Bank of New York	8/7/18	67,605
USD	850,103	HKD	6,667,713	Bank of New York	8/7/18	460
USD	183,100	ILS	664,671	Bank of New York	8/7/18	2,011
USD	7,921,631	JPY	874,169,744	Bank of New York	8/7/18	99,748
USD	2,620,019	SEK	22,908,570	Bank of New York	8/7/18	13,200
USD	2,942,264	SGD	4,013,204	Bank of New York	8/7/18	(6,054)

Total						$151,608

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason International Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the Cboe BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS International Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services,

Notes to Schedule of Investments (unaudited) (continued)

which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount

Notes to Schedule of Investments (unaudited) (continued)

from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$52,036,372	—	—	$52,036,372
Preferred Stocks	108,040	—	—	108,040

Total Long-Term Investments	52,144,412	—	—	52,144,412

Short-Term Investments†	354,725	—	—	354,725

Total Investments	$52,499,137	—	—	$52,499,137

Other Financial Instruments:
Futures Contracts	4,399	—	—	4,399
Forward Foreign Currency Contracts	—	$216,322	—	216,322

Total Other Financial Instruments	$4,399	$216,322	—	$220,721

Total	$52,503,536	$216,322	—	$52,719,858

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$64,714	—	$64,714

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2018